Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Summary of revenue and non-current assets by geographic information

Revenue:	2022	2021	2020

Germany	152	742	194
Europe	0	0	2
USA	41,201	39,624	28,164
	41,353	40,366	28,360

Non-current assets as of December 31:	2022	2021	2020
Germany	3,435	4,896	3,796
Czech Republic	1,007	1,306	914
USA	0	12,539	20,216
	4,442	18,741	24,926